Voyage and Vessel operating expenses	12 Months Ended
Dec. 31, 2018
Costs and Expenses [Abstract]
Voyage and Vessel operating expenses

17.       Voyage and Vessel operating expenses:

The amounts in the consolidated statements of operations are analyzed as follows:

	2016	2017	2018
Voyage expenses
Port charges	$30,229	$21,060	$37,215
Bunkers	28,121	34,997	72,287
Commissions – third parties	2,506	3,438	6,179
Commissions – related parties (Note 3)	3,300	3,300	3,400
Miscellaneous	1,665	1,887	2,515
Total voyage expenses	$65,821	$64,682	$121,596

Vessel operating expenses
Crew wages and related costs	$62,920	$63,074	$80,360
Insurances	6,124	6,314	7,544
Maintenance, repairs, spares and stores	17,194	18,589	26,368
Lubricants	6,372	7,016	8,494
Tonnage taxes	2,438	2,565	1,506
Pre-delivery and Pre-joining expenses	1,784	1,925	1,234
Miscellaneous	1,998	1,945	3,366
Total vessel operating expenses	$98,830	$101,428	$128,872